Geographic Information and Customer Concentration- Information of the Company's Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 276,714	$ 262,347	$ 210,351
United States
Segment Reporting Information [Line Items]
Revenue	253,115	242,753	189,639
International
Segment Reporting Information [Line Items]
Revenue	$ 23,599	$ 19,594	$ 20,712